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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Strategic Sector Premium Fund

Portfolio of Investments - March 31, 2010 (unaudited)

			Number
			of Shares	Value
COMMON STOCKS: 84.3% of net assets

CONSUMER DISCRETIONARY:		12.6%
	American Eagle Outfitters, Inc.		30,900	572,268.00
	Bed Bath & Beyond Inc.*		400	17,504.00
	Best Buy Co., Inc.		60,000	2,552,400.00
	Home Depot Inc.		30,000	970,500.00
	Kohls Corp.*		26,500	1,451,670.00
	Lowe's Companies, Inc.		110,000	2,666,400.00
	Target Corp.		30,000	1,578,000.00
	Williams-Sonoma, Inc.		24,300	638,847.00

CONSUMER SERVICES:		6.4%
	eBay Inc.*		127,000	3,422,650.00
	Garmin Ltd.		47,900	1,843,192.00

ENERGY:		11.8%
	Apache Corp.		28,000	2,842,000.00
	Schlumberger Ltd.		22,000	1,396,120.00
	Transocean Ltd.*		29,000	2,505,020.00
	Weatherford International Ltd.*		70,000	1,110,200.00
	XTO Energy Inc.		40,000	1,887,200.00

EXCHANGE TRADED FUNDS		4.2%
	Powershares QQQ		35,000	1,686,300.00
	SPDR Trust Series 1		15,000	1,754,850.00

FINANCIALS:		14.6%
	Affiliated Managers Group, Inc.*		10,000	790,000.00
	Bank of America Corp.		61,867	1,104,325.95
	Capital One Financial Corp.		67,800	2,807,598.00
	Citigroup Inc.		190,000	769,500.00
	Marshall & Ilsley Corp.		95,000	764,750.00
	Morgan Stanley		68,000	1,991,720.00
	State Street Corp.		50,000	2,257,000.00
	Wells Fargo & Co.		50,000	1,556,000.00

HEALTH CARE:		17.8%
	Biogen Idec*		43,100	2,472,216.00
	Genzyme Corp.*		36,000	1,865,880.00
	Gilead Sciences, Inc.*		45,000	2,046,600.00
	Medtronic Inc.		35,000	1,576,050.00
	Mylan, Inc.*		35,500	806,205.00
	Pfizer Inc.		109,800	1,883,070.00
	UnitedHealth Group, Inc.		86,000	2,809,620.00
	Zimmer Holdings Inc.*		21,000	1,243,200.00

INSURANCE:		1.4%
	Aflac Inc.		17,000	922,930.00
	MGIC Investment Corp.*		25,000	274,250.00

SOFTWARE:		0.5%
	Check Point Software Technologies Ltd.*		700	24,542.00
	Symantec Corp.*		25,000	423,000.00

TECHNOLOGY:		15.0%
	Applied Materials, Inc.		39,400	531,112.00
	Cisco Systems, Inc.*		170,000	4,425,100.00
	Dell Inc.*		100,000	1,501,000.00
	EMC Corp.*		100,000	1,804,000.00
	Flextronics International Ltd.*		234,900	1,841,616.00
	Qualcomm Inc.*		32,000	1,343,680.00
	Yahoo! Inc.*		60,000	991,800.00

	TOTAL COMMON STOCKS (Cost $90,828,739)			$ 69,721,886

	Contracts
	(100 shares	Expiration	Exercise
	per contract)	Date	Price	Value
CALL OPTIONS WRITTEN:
Aflac Inc.	170	May 2010	49.00	98,600.00
American Eagle Outfitters, Inc.	165	May 2010	17.50	25,575.00
American Eagle Outfitters, Inc.	144	August 2010	17.50	30,960.00
Apache Corp.	146	April 2010	95.00	100,010.00
Apache Corp.	134	April 2010	105.00	10,050.00
Bed Bath & Beyond Inc.	4	May 2010	40.00	1,720.00
Best Buy Co., Inc.	300	September 2010	38.00	179,250.00
Best Buy Co., Inc.	300	January 2011	17.50	37,800.00
Best Buy Co., Inc.	100	January 2011	40.00	56,250.00
Biogen Idec	295	April 2010	55.00	81,862.50
Biogen Idec	136	July 2010	50.00	116,280.00
Capital One Financial Corp.	300	June 2010	40.00	106,500.00
Capital One Financial Corp.	200	September 2010	40.00	96,500.00
Check Point Software Technologies Ltd.	7	July 2010	30.00	3,745.00
Cisco Systems, Inc.	400	April 2010	24.00	83,400.00
Cisco Systems, Inc.	500	July 2010	24.00	130,250.00
Cisco Systems, Inc.	500	July 2010	25.00	93,750.00
Cisco Systems, Inc.	300	October 2010	25.00	73,200.00
eBay Inc.	200	April 2010	24.00	60,100.00
eBay Inc.	250	July 2010	25.00	75,500.00
eBay Inc.	500	October 2010	25.00	185,000.00
EMC Corp.	700	July 2010	18.00	69,300.00
EMC Corp.	300	October 2010	19.00	29,550.00
Garmin Ltd.	315	July 2010	33.00	174,825.00
Genzyme Corp.	160	April 2010	52.50	15,200.00
Genzyme Corp.	200	July 2010	57.50	32,000.00
Gilead Sciences, Inc.	200	May 2010	49.00	8,100.00
Gilead Sciences, Inc.	250	August 2010	50.00	27,500.00
Home Depot Inc.	300	August 2010	32.00	55,350.00
Kohl's Corp.	150	April 2010	50.00	72,000.00
Kohl's Corp.	115	July 2010	50.00	69,000.00
Lowe's Companies, Inc.	700	July 2010	25.00	57,050.00
Lowe's Companies, Inc.	400	October 2010	24.00	73,200.00
Marshall & Ilsley Corp.	250	September 2010	7.50	33,125.00
Medtronic Inc	350	May 2010	46.00	38,500.00
Morgan Stanley	280	October 2010	33.00	39,060.00
Mylan, Inc.	290	April 2010	17.50	153,700.00
Mylan, Inc.	65	October 2010	21.00	18,362.50
Mylan, Inc.	300	January 2011	17.50	48,150.00
Pfizer Inc.	300	September 2010	19.00	9,600.00
Pfizer Inc.	500	January 2011	7.50	62,000.00
Powershares QQQ	350	June 2010	46.00	106,925.00
Qualcomm, Inc	200	October 2010	40.00	88,000.00
Schlumberger Ltd	220	May 2010	65.00	42,900.00
SPDR Trust Series 1	150	May 2010	112.00	95,925.00
State Street Corp.	200	May 2010	46.00	32,000.00
State Street Corp.	300	August 2010	47.00	78,000.00
Symantec Corp.	50	January 2011	17.50	7,500.00
Target Corp.	300	April 2010	49.00	111,000.00
Transocean Ltd	90	May 2010	85.00	39,375.00
Transocean Ltd	200	January 2011	90.00	146,000.00
UnitedHealth Group, Inc.	200	June 2010	33.00	34,100.00
UnitedHealth Group, Inc.	200	September 2010	36.00	30,300.00
Weatherford International Ltd	400	August 2010	20.00	14,400.00
Wells Fargo & Co.	200	April 2010	29.00	44,600.00
Wells Fargo & Co.	300	July 2010	29.00	95,250.00
Williams-Sonoma, Inc.	243	August 2010	22.50	116,640.00
XTO Energy Inc.	80	May 2010	47.00	10,560.00
XTO Energy Inc.	320	August 2010	47.00	69,280.00
Yahoo! Inc.	300	October 2010	17.00	32,250.00
Zimmer Holdings Inc.	100	June 2010	60.00	22,250.00
Zimmer Holdings Inc.	110	September 2010	60.00	39,600.00

TOTAL CALL OPTIONS WRITTEN (Premiums Received $3,437,335)				$ 3,988,730

SHORT-TERM INVESTMENTS:

Repurchase Agreement - 20.4%
US Bank issued 3/31/10 at 0.01%, due
4/1/10, collateralized by $17,227,711 in Fannie
Mae MBS # due 7/1/18. Proceeds at
maturity are $16,889,852 (Cost $16,889,847).	16,889,847

TOTAL INVESTMENTS: 104.7% of net assets (Cost $107,718,587)	$ 86,611,733

LIABILITIES LESS CASH AND OTHER ASSETS: 0.1%	113,729
TOTAL CALL OPTIONS WRITTEN: (4.8%)	(3,988,730)

NET ASSETS: 100%	$ 82,736,732

Notes to Quarterly Holdings Report

Securities Valuation: Securities traded on a national securities exchange are valued at their closing sale price.  Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The Funds adopted Financial Accounting Standards Board (“FASB”) guidance on fair value measurements effective January 1, 2008.  Fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  A three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs as noted above are used in determining the value of the Fund's investments and other financial instruments. These inputs are summarized in the three broad levels listed below.
Level 1: Quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In April 2009, the FASB issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  As of March 31, 2010, none of the Funds held securities deemed as a Level 3.

The following is a summary representing the Fund's investments carried on the Statements of Assets and Liabilities by caption and by level within the fair value hierarchy as of March 31, 2010:

	Level 1	Level 2	Level 3	Value at 3/31/10
Assets:
Common Stocks	$ 69,721,886	$ -	$ -	$ 69,721,886
Repurchase Agreement		$ 16,889,847		16,889,847
Total	$ 69,721,886	$ 16,889,847	$ -	$ 86,611,733

Liabilities:
Written Options	$ 3,988,730	$ -	$ -	$ 3,988,730
Total	$ 3,988,730	$ -	$ -	$ 3,988,730

In March 2008, the FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund adopted this guidance effective January 2009.

The following table presents the types of derivatives in the Fund by location as presented on the Statement of Assets and Liabilities as of March 31, 2010:

Statement of Asset & Liability Presentation of Fair Values of Derivative Instruments
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	--	--	Options written	$3,988,730

The following table presents the effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2010:

	Realized Gain on Derivatives:	Change in Unrealized Depreciation on Derivatives
Derivatives not accounted for as hedging instruments
Equity contracts – options	$633,610	$833,546

In January 2010, amended guidance was issued by FASB for fair value measurement disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Earlier adoption is permitted. In the period of initial adoption, the Fund will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. However, those disclosures are required for periods ending after initial adoption. The impact of this guidance on the Fund’s financial statements and disclosures, if any, is currently being assessed.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, CCO

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 26, 2010

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 26, 2010